UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Mazama Capital Management, Inc.
           -----------------------------------------------------
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258
           -----------------------------------------------------

Form  13F  File  Number:  28-
                             -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 4/23/2001
-------------------                  ----------------                 ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        98
                                              --------

Form  13F  Information  Table  Value  Total:  $633,898
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Digimarc                       COM              253807101    40174 2678250 SH       Sole             2216750      0 461500
Pixar                          COM              725811103    30273  984500 SH       Sole              809500      0 175000
FEI Co                         COM              30241L109    29273 1326800 SH       Sole             1102500      0 224300
Celgene                        COM              151020104    20301  812050 SH       Sole              668850      0 143200
Polo Ralph Lauren              COM              731572103    18573  675400 SH       Sole              555350      0 120050
Cor-Therapeutics Inc           COM              217753102    17223  765450 SH       Sole              630750      0 134700
Digital Insight                COM              25385P106    15996 1391000 SH       Sole             1140050      0 250950
Gene Logic Inc                 COM              368689105    15876  947850 SH       Sole              780750      0 167100
Onyx Software Corp             COM              683402101    15215 1894450 SH       Sole             1555550      0 338900
Alkermes Inc                   COM              01642T108    15043  685700 SH       Sole              565100      0 120600
Moldflow                       COM              608507109    14031  747050 SH       Sole              612150      0 134900
Verity Inc                     COM              92343C106    14005  617300 SH       Sole              508300      0 109000
Carreker                       COM              144433109    11257  592450 SH       Sole              486350      0 106100
Neose Technologies             COM              640522108    10812  441300 SH       Sole              362200      0  79100
Incyte Pharmaceutical Inc      COM              45337C102    10492  683550 SH       Sole              562450      0 121100
Red Hat Inc.                   COM              756577102    10155 1667500 SH       Sole             1371300      0 296200
Paradigm Genetics              COM              69900R106    10026 1822850 SH       Sole             1596750      0 226100
Immersion Corp                 COM              452521107     9835 1729300 SH       Sole             1420000      0 309300
Mcafee.com                     COM              579062100     9429 1584700 SH       Sole             1298100      0 286600
TransGenomic                   COM              89365K206     9389 1417150 SH       Sole             1163250      0 253900
Pharmacyclics Corp             COM              716933106     9151  406700 SH       Sole              333800      0  72900
Hawaiian Airlines Inc          COM              419849104     8998 2768600 SH       Sole             2274600      0 494000
Knight Trading Group Inc       COM              499063105     8997  615200 SH       Sole              506900      0 108300
Pixelworks                     COM              72581M107     8973  897350 SH       Sole              739050      0 158300
Core Laboratories              COM              N22717107     8931  475800 SH       Sole              390600      0  85200
Advent Software, Inc.          COM              007974108     8639  194950 SH       Sole              160750      0  34200
Ticketmaster                   COM              88633P203     8625  951750 SH       Sole              783050      0 168700


Chicos Fas Inc.                COM              168615102     8457  257750 SH       Sole              211650      0  46100
Quiksilver Inc                 COM              74838C106     8157  307250 SH       Sole              252150      0  55100
Molecular Devices              COM              60851C107     7876  173100 SH       Sole              142750      0  30350
Echelon Corp                   COM              27874N105     7434  501850 SH       Sole              412050      0  89800
Emisphere Technologies         COM              291345106     6969  486900 SH       Sole              399800      0  87100
Metris Companies               COM              591598107     6902  332150 SH       Sole              273800      0  58350
Webtrends Corp                 COM              94844D104     6859  762150 SH       Sole              625550      0 136600
Netiq Corp.                    COM              64115P102     6780  359200 SH       Sole              296500      0  62700
JAKKS Pacific Inc              COM              47012E106     6607  621850 SH       Sole              510350      0 111500
Maverick Tube Corp.            COM              577914104     6569  318900 SH       Sole              261600      0  57300
Symyx Technologies             COM              87155S108     6535  517600 SH       Sole              424800      0  92800
Superior Energy                COM              868157108     6159  566300 SH       Sole              465300      0 101000
Omnivision                     COM              682128103     5991 1742950 SH       Sole             1431750      0 311200
Sawtek Corp                    COM              805468105     5943  333650 SH       Sole              274150      0  59500
Friedman Billings Ramsey Group COM              358433100     5865 1070200 SH       Sole              877100      0 193100
Dusa Pharmaceuticals Inc.      COM              266898105     5702  428300 SH       Sole              351550      0  76750
Capstone Turbine Corp.         COM              14067D102     5655  199300 SH       Sole              164200      0  35100
Emcor Group Inc                COM              29084Q100     5627  183700 SH       Sole              150800      0  32900
Avocent Corp                   COM              053893103     5532  253600 SH       Sole              208100      0  45500
Kenneth Cole                   COM              193294105     5519  221200 SH       Sole              181525      0  39675
Polycom Inc                    COM              73172K104     5467  441800 SH       Sole              365300      0  76500
ViaSat Inc                     COM              92552V100     5248  346950 SH       Sole              284850      0  62100
Millenium Cell                 COM              60038B105     5221  701950 SH       Sole              575450      0 126500
Silicon VY Bancshare           COM              827064106     4937  210100 SH       Sole              173900      0  36200
Southwest Bancorporation Texas COM              84476R109     4935  157300 SH       Sole              130200      0  27100
Profit Recovery Group          COM              743168106     4786  765750 SH       Sole              629100      0 136650
First Horizon Pharmaceutical   COM              32051K106     4634  222000 SH       Sole              183800      0  38200
MGI Pharma                     COM              552880106     4520  413250 SH       Sole              339350      0  73900
Swift Energy Co                COM              870738101     4373  136500 SH       Sole              112000      0  24500
Corillian Corp.                COM              218725109     4296  723500 SH       Sole              593800      0 129700
Auspex                         COM              052116100     4261 1033050 SH       Sole              848750      0 184300
Stanford Microdevices          COM              854399102     4239  668200 SH       Sole              548400      0 119800
Annaly Mtg Mgmt Inc            COM              035710409     4166  369950 SH       Sole              303150      0  66800
American Eagle Outfitters      COM              02553E106     4065  141400 SH       Sole              116100      0  25300
Doral Financial (FOR)          COM              25811p100     3190  106350 SH       Sole               86750      0  19600
Wireless Facilities            COM              97653A103     3173  769200 SH       Sole              630400      0 138800
Hanover Compressor             COM              410768105     3050   96200 SH       Sole               79700      0  16500


Getty Images                   COM              374276103     2927  181550 SH       Sole              149250      0  32300
AeroGen, Inc.                  COM              007779101     2696  634400 SH       Sole              520900      0 113500
Rowan Companies Inc.           COM              779382100     2696   98050 SH       Sole               81050      0  17000
UTI Energy Corp                COM              903387108     2467   81550 SH       Sole               67400      0  14150
Metawave Communications Corp.  COM              591409107     2301  371800 SH       Sole              305200      0  66600
Pacific Century Financial Corp COM              694058108     2028  106750 SH       Sole               88350      0  18400
Tvia Corp                      COM              87307P101     1921 1205450 SH       Sole              989350      0 216100
Netzero Inc                    COM              64122R109     1871 2850500 SH       Sole             2339100      0 511400
Columbia Sportswear Co         COM              198516106     1810   39800 SH       Sole               32600      0   7200
Corixa Corp                    COM              21887F100     1603  200400 SH       Sole              164600      0  35800
Mentor Graphics Corp           COM              587200106     1522   73775 SH       Sole               60725      0  13050
Veeco Instrs Inc               COM              922417100     1401   33700 SH       Sole               27650      0   6050
Jupiter Media Metrix           COM              48206U104     1391  427951 SH       Sole              348326      0  79625
Entrust Technologies           COM              293848107     1281  154050 SH       Sole              126300      0  27750
Sangamo Biosciences Inc.       COM              800677106     1088  101200 SH       Sole               82900      0  18300
Elastic Networks               COM              284159100     1042 1042500 SH       Sole              855700      0 186800
Therma-Wave Inc                COM              88343A108     1002   79400 SH       Sole               65200      0  14200
Callaway Golf Co               COM              131193104      995   44800 SH       Sole               36900      0   7900
Electro Scientific Inds        COM              285229100      946   33700 SH       Sole               27850      0   5850
Abgenix Inc.                   COM              00339B107      933   39400 SH       Sole               33200      0   6200
Freemarkets Inc.               COM              356602102      851   89250 SH       Sole               73250      0  16000
Illumina Inc.                  COM              452327109      706  100000 SH       Sole               81800      0  18200
Liveperson                     COM              538146101      698 1860650 SH       Sole             1527450      0 333200
Biogen Inc.                    COM              090597105      317    5000 SH       Sole                5000      0      0
Symantec Corp                  COM              871503108      269    6437 SH       Sole                6437      0      0
King Pharmaceuticals           COM              495582108      244    6000 SH       Sole                6000      0      0
Varian Medical System          COM              92220P105      243    4000 SH       Sole                4000      0      0
Cephalon, Inc.                 COM              156708109      240    5000 SH       Sole                5000      0      0
Macrovision                    COM              555904101      240    5500 SH       Sole                5500      0      0
Affymetrix Inc.                COM              00826T108      220    7900 SH       Sole                7900      0      0
Barr Labs Inc                  COM              068306109      200    3500 SH       Sole                3500      0      0
E Trade Group Inc              COM              269246104      140   20000 SH       Sole               20000      0      0
Legato                         COM              524651106      121   10000 SH       Sole               10000      0      0
Internap Networks Services Cor COM              45885A102       97   50000 SH       Sole               50000      0      0

